AUSTRALIAN PROSPECTUS
                                   SUPPLEMENT

                     Merrill Lynch Global Growth Fund, Inc.
                                ARBN 088 295 765



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Table of Contents

Interpretation..............................................................3

Important Notice............................................................3

Class of Shares.............................................................5

Minimum Investment..........................................................5

Shareholder Services........................................................5

Investment Account..........................................................5

Exchange Privilege..........................................................5

Systematic Withdrawal Plan..................................................5

Automatic Investment Plans..................................................5

Statutory information and disclosures.......................................5

   EXPERTS..................................................................6
   INDEPENDENT AUDITORS.....................................................6
   LEGAL COUNSEL............................................................6
   CONSENTS.................................................................6

Purchase of shares..........................................................6

Redemption of shares........................................................7

Appointment of Agent........................................................7

Disclaimer..................................................................7

Investments Risks...........................................................8

Australian taxation issues..................................................8



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                        Australian Prospectus Supplement
                     Merrill Lynch Global Growth Fund, Inc.
                                ARBN 088 295 765

Interpretation

This Prospectus is comprised of the following documents:

     o   This Australian Prospectus Supplement;

     o   The Prospectus for the Merrill Lynch Global Growth Fund,  Inc.
         dated 29 December, 1998 which accompanies this Australian Prospectus Supplement ("US Prospectus");

     o The Statement of Additional Information for the Merrill Lynch Global Growth Fund, Inc. dated 29 December, 1998 which accompanies this Australian Prospectus Supplement ("Statement of Additional Information");

     o The Application Form for the Merrill Lynch Global Growth Fund, Inc. accompanying this Australian Prospectus Supplement ("Australian Application Form").

Accordingly, "the Australian Prospectus" means all of the above documents as if they were one document.

The term "Australian Business Day" means any day on which the banks are open for business in Sydney (other than a Saturday, Sunday or Public Holiday) or such other day as the Manager from time to time may agree. The term "New York Business Day" means any day on which the New York Stock Exchange is open or the banks in New York are open for business.

Important Notice

The Merrill Lynch Global Growth Fund, Inc. ("Fund") is subject to regulation by the United States Securities and Exchange Commission and the Federal laws of the United States of America and the laws of the State of Maryland. Accordingly, this may have a legal and practical effect on the rights and ability of an Australian investor to make any claim or enforce any right arising out of or in connection with an investment in the Fund. For example:

     o Australian law may not always be the relevant law to be applied in proceedings commenced by an investor;

     o depending on the subject matter of the claim or enforcement, proceedings may not be capable of commencement and determination in an Australian jurisdiction;

     o any judgement awarded in favour of an Australian investor may need to be enforced in the United States or other foreign jurisdiction; and

     o consequentially there may be additional costs and legal risks involved in making a claim or enforcing a right in connection with an investment in the Fund.

Australian investors should read the whole of this Australian Prospectus carefully and are encouraged to seek professional advice taking into account their financial and taxation circumstances, investment objectives and particular needs before investing in the Fund.

The US Prospectus which forms part of the Australian Prospectus has been issued in the United States by the Fund and has been primarily directed at US investors. Accordingly, references to legislation and other laws will be to US legislation and laws. Similarly, references to "foreign" and "offshore" will relate to issues and matters existing or occurring outside of the United States, rather than outside Australia.

When reading the US Prospectus and the Statement of Additional Information, Australian investors should disregard references to funds other than the Merrill Lynch Global Growth Fund, Inc. The Australian Prospectus relates only to an offer of shares in the Merrill Lynch Global Growth Fund, Inc.

If there is any inconsistency between the terms of the Australian Prospectus Supplement and the US Prospectus or the Statement of Additional Information, the terms of the Australian Prospectus Supplement prevail to the extent of that inconsistency.

All amounts referred to in the US Prospectus are denominated in United States dollars.

Financial information contained in the US Prospectus, the Statement of Additional Information and other reports including, without limitation, annual reports, is based on US Generally Accepted Accounting Practices, and not on Australian Accounting Standards.

All subscriptions to the Merrill Lynch Global Growth Fund, Inc. are processed in United States dollars. In instances where application is made for shares in a currency other than United States dollars, a foreign exchange conversion will take place, after which shares in the Fund will be requested. Given the need to convert currency, there may be a delay between the time that monies are received and the allocation of shares of up to 2 Sydney Business Days. The value of any shares will be determined by the date that shares are allocated. Shares will be allocated on the New York Business Day that the order is received by Merrill Lynch Financial Data Services, Inc. Merrill Lynch does not guarantee that subscriptions will be cleared, and will hold the investor liable in circumstances where an account incurs a returned deposit due to uncleared subscriptions.

Australian Securities and Investments Commission (ASIC) has granted interim relief under section 1084 of the Corporations Law to various provisions of Division 2 of Part 7.12 of the Corporations Law in accordance with the provisions of Policy Statement 65 and Pro Forma 72 to permit the issue of this Australian Prospectus. ASIC is currently reviewing Policy Statement 65 and accordingly the relief has been granted on an interim basis until 1 July 2000. It is expected that ASIC will give relief after its review, although the relief may be on different terms. ASIC has confirmed that it will give reasonable notice of applicable transitional arrangements and will consider the position of schemes established during the interim period.

The Fund has been registered as a foreign company as a condition of the relief granted by ASIC under Policy Statement 65.

The Fund has lodged a deed poll with ASIC undertaking to maintain this registration until the number of Australian residents holding shares in the Fund falls below 20, the Fund is wound up or ASIC otherwise agrees.

If the number of Australian investors falls below 20, the Fund will no longer be required to maintain this registration. This may lead to reduced protection for Australian investors as, for example, there will no longer be a requirement to maintain a local agent.

The remaining Australian shareholders may instead be required to deal directly with the Fund in the United States.


Class of Shares

The Australian offering of the Fund will consist of three classes of shares of the Merrill Lynch Select Pricing(SM)System. The shares of each class may be purchased at a price equal to the next determined net asset value per share subject to the sales charges and ongoing fee arrangements as described in the US Prospectus. The classes of shares to be offered to Australian investors are Class A, Class B and Class D. A detailed description of each class and a discussion of the factors that investors should consider in determining the method of purchasing shares that is most beneficial under his or her particular circumstances is contained in the US Prospectus under the heading "Merrill Lynch Select Pricing(SM)System".



Minimum Investment

The minimum initial investment is USD$1,000, with the minimum subsequent investment amount being USD$50. Shares purchased as a result of income reinvestment will not be subject to this subsequent minimum.



Shareholder Services

Investment Account

Australian investors will not be eligible to transfer shares in the Fund from Merrill Lynch to another brokerage firm or financial institution.



Exchange Privilege

Australian investors of each class of shares of the Fund being offered in Australia have an exchange privilege with certain other MLAM advised mutual funds that are registered with the Australian Securities and Investment Commission. Full details of the terms and conditions of this exchange privilege can be found in the US Prospectus and Statement of Additional Information under "Exchange Privilege". The exchange privilege can only be undertaken in shares.



Systematic Withdrawal Plan

Australian investors will not be offered the Systematic Withdrawal Plan facility.



Automatic Investment Plans

Australian investors will not be offered the Automatic Investment Plan facility.



Statutory information and disclosures

The Australian Prospectus is dated 6 August 1999. A copy of the US Prospectus has been lodged with ASIC on 6 August 1999. No responsibility as to the contents of this Australian Prospectus is taken by ASIC.

Shares in the Fund will not be issued or allotted on the basis of this Australian Prospectus after later than 12 months after the date of this Australian Prospectus.



Experts

Independent auditors

Ernst & Young LLP, independent auditors, have audited the financial statements included in the Fund's annual report for the year ended 31 August 1998 as set forth in their report, which is incorporated by reference in the US Prospectus. The financial statements for the Fund are incorporated by reference in reliance on Ernst & Young LLP's report, given on their authority as experts in accounting and auditing.

Ernst & Young LLP, the Fund's auditor, has been paid US$69,350 for services rendered in relation to the Fund (including in relation to the US Prospectus) from 1 January, 1997 to 31 December, 1998.

Legal Counsel

Brown & Wood LLP has been paid US$22,600 for legal services rendered in relation to the US Prospectus from 1 January, 1997 to 31 December, 1998.


Consents

Ernst & Young LLP, the Fund's auditor, has given and has not, before the date of this Australian Prospectus, withdrawn its written consent to:

         (a) be named in this Australian Prospectus as the Fund's independent auditor; and

         (b) the issue of this Australian Prospectus insofar as it includes their report on the Fund's financial statements which appears in the annual report of the Fund incorporated by reference in the Fund's Statement of Additional Information.



Purchase of shares

Shares in the Merrill Lynch Global Growth Fund, Inc. may be purchased by lodging an Australian Application Form with Merrill Lynch Private (Australia) Limited. You will be required to pay the subscription amount on the same Business Day on which the relevant shares are issued.

The issue price will be determined as set out in the US Prospectus and Statement of Additional Information. Australian investors should be aware that Merrill Lynch Private (Australia) Limited will maintain and receive all applications. Receipt of the application by the Fund's Transfer Agent, and subsequent issue of shares, may be delayed where applications are lodged on days which are not Business Days in the relevant Australian jurisdiction, or on days which are not New York Business Days or generally after 2.30pm (Sydney time).

If an application is received by Merrill Lynch Private (Australia) Limited on a day that the New York Stock Exchange is closed or the banks in New York are closed for business, the net asset value applicable will be the price on the next Business Day on which the New York Stock Exchange is open.



Redemption of shares

Australian shareholders have the right to lodge a full or partial withdrawal from the Fund by providing written notice to Merrill Lynch Private (Australia) Limited on any Sydney Business Day. The shareholder will not be required to lodge this written request with Merrill Lynch Financial Data Services, Inc., Jackonsville, Florida, USA.

All full or partial redemptions by Australian investors must specify the number of shares to be redeemed.

Properly completed requests for redemption of shares received by Merrill Lynch Private (Australia) Limited by 2.30pm (Sydney Time) on any Sydney Business Day will be redeemed at the next determined net asset value. If a properly completed request for withdrawal is received by Merrill Lynch Private (Australia) Limited on a non-Business Day or after 2.30pm (Sydney Time) on any Business Day, the relevant shares will be redeemed at the net asset value applicable on the second Business Day following receipt.

If a written redemption in the proper form is received by Merrill Lynch Private (Australia) Limited on a day that the New York Stock Exchange is closed or the banks in New York are closed for business, the net asset value applicable will be the price determined on the next Business Day on which the New York Stock Exchange is open.



Appointment of Agent

The Fund has appointed Merrill Lynch Private (Australia) Limited (ACN 004 620
026) ("Agent") as its agent, in relation to:

o        receiving applications for shares;

o        receiving redemption requests;

o accepting other notices, correspondence and service of process on behalf of the Fund; and

o making available for public inspection and providing Fund shareholders with copies of constituent and other documents in relation to the Fund, and meeting all reasonable requests for information relating to the affairs of the Fund.

All notices and other correspondence relating to the Australian Prospectus, including applications for shares and redemption requests must be sent to:

         Merrill Lynch Private (Australia) Limited

         Level 43

         120 Collins Street

         Melbourne, Victoria, Australia, 3000.

         Or any of the offices specified at the end of this Australian Prospectus Supplement.

Disclaimer

Neither the Fund, Merrill Lynch Private (Australia) Limited nor any member of the Merrill Lynch group of companies guarantees the success of the Fund, any rate of return or the repayment of capital.



Investments Risks

Almost any investment involves some risks.

Investors should be aware that the underlying investments will rise and fall in value, and foreign currencies will fluctuate in relation to the Australian dollar. Investments on an international basis involve certain risks not typically involved in domestic investments, including, but not limited to, fluctuations in foreign exchange rates, future foreign political and economic developments, and the possible imposition of exchange controls or other foreign governmental laws or restrictions applicable to such investments. Securities prices in different countries are subject to different economic, financial, political and social factors.

Since the Fund will invest in securities denominated in currencies other than the US dollar, changes in foreign currency exchange rates will affect the values of the securities in the Fund's portfolio and the unrealised appreciation or depreciation of investments. Changes in the foreign currency exchange rates relative to the Australian dollar and to the underlying investments of the Fund may impact on the value to the investor.

A deposit in a currency other than the an investor's base currency may, because of higher interest rates paid on certain currencies in relation to others from time to time, provide potentially attractive returns. However, possible adverse currency movements - that is, the risk that the value of the currency of the deposit may decline, can not only eliminate such benefits but also result in substantial losses. Losses, as such, may be more substantial if the currency of the deposit weakens along with currency's interest rate. All persons considering foreign currency deposits should carefully consider the risk of movements of both interest and exchange rates prior to making any such deposits.


Australian taxation issues

The following is a general discussion of the Australian taxation issues that may be relevant to an investment by an Australian investor in the Fund. In this regard, it is assumed that the investor is an Australian resident individual for taxation purposes, not subject to US tax on non-US source income and gains, and that any investment in the Fund will be on capital account. It is also assumed that the investor does not (with associated parties) at any time hold an interest of 10% or more in the Fund.

Tax consequences for any investor will depend on their individual financial circumstances. Accordingly, this information is not to be taken as tax advice nor as necessarily canvassing all relevant tax issues, and this information should in no way be relied upon as such by any investor or potential investor. All investors should seek their own independent professional tax advice on any investment in light of their particular circumstances.

These comments should be read in conjunction with the discussion of "Taxes" in the US Prospectus and Statement of Additional Information.



Taxation of the Fund

The Fund is established, managed and operated in the US. US tax issues are discussed in the US Prospectus and Statement of Additional Information. Assuming that the Fund does not invest in Australia, it will not be taxable in Australia on its income or capital gains.



Taxation of the Investor

Foreign Investment Fund (FIF) rules

The FIF rules tax a resident taxpayer on unrealised gains on certain interests in foreign companies and trusts. The Fund is a FIF and thus investments in the Fund are potentially subject to taxation under the FIF rules. However, recent amendments in Taxation Laws Amendment Act (No. 2) 1999 have the effect that an investment in the Fund, as a US Regulated Investment Company, will be exempt from the FIF rules.



Australian tax on distributions to investors

Dividends received from the Fund will be subject to Australian tax when they are paid to or reinvested on behalf of investors. The amount of such dividends (including any foreign tax deducted) should be translated to Australian dollars at the exchange rate applying at the earlier of the date when the funds are remitted to Australia and the end of the financial year in which the dividends are received.



Investors may be subject to US withholding tax on the dividends, such withholding tax generally applying at 15%. If so, investors may be entitled to an Australian foreign tax credit for the US withholding tax paid. Any excess foreign tax credit may be able to be offset against certain other foreign income of the investor or otherwise carried forward to offset such foreign income in future years. It is unlikely that an Australian foreign tax credit will arise for any form of foreign tax other than US withholding tax paid on dividends.



Redemption of your investment

Each redemption of some part or the whole of the investment in the Fund may realise a gain or loss upon redemption. Investors will be subject to Australian tax on any gains, either as ordinary income or as a capital gain. Any loss will be a capital loss and will only be able to be offset against capital gains.



In broad terms, any capital gain will be the difference between the proceeds received on redemption, reduced by amounts (if any) representing distributions of income, and the cost base of the investment. Both the cost base and the redemption proceeds are translated to Australian dollars at the exchange rate on the date(s) when (for costs) the cost(s) are incurred and (for proceeds) on the date of disposal of the investment. The cost base of the investment includes any costs of acquisition and any amount of income reinvested in the Fund. To calculate a capital gain, each element of the cost base is indexed for inflation to the extent that the investment in the Fund has been held for more than 12 months. The cost base or indexed cost base as appropriate is reduced to the extent that the investor has received any non-assessable capital distributions from the Fund. The proceeds may be decreased by any deferred sales charges and any amount included in assessable income under the FIF rules which has not previously been applied to reduce the tax applicable on distributions or previous gains on the investment.



The exchange of shares in one class for another, or from one Fund to another where permitted, will involve a redemption and therefore potentially generate a gain or loss for Australian tax purposes.



Tax file numbers



There is no obligation on an investor to provide their tax file number (TFN) with the Application Form. However, if the investor does not do so and no exemption applies, tax may be required to be deducted from any distribution at the top marginal tax rate plus the Medicare Levy.



US estate duty



In certain situations, US estate duty can apply if an investor dies while holding US investments. The Fund is one such investment. Estate duty will generally only apply where the investor holds US assets of at least US$60,000 in value. However, advice should be sought on the implications of this law prior to making an investment in the Fund.



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Offices

                                    Melbourne

                    Merrill Lynch Private (Australia) Limited

                                    Level 43

                               120 Collins Street

                      Melbourne, Victoria, AUSTRALIA, 3000



                                     Sydney

                    Merrill Lynch Private (Australia) Limited

                                    Level 51

                          MLC Centre 19-29 Martin Place

                    Sydney, New South Wales, AUSTRALIA, 2000



                                    Brisbane

                    Merrill Lynch Private (Australia) Limited

                                    Level 32

                                    AMP Place

                                 10 Eagle Street

                      Brisbane, Queensland, AUSTRALIA, 4000



                                      Perth

                    Merrill Lynch Private (Australia) Limited

                                    Level 37

                                 Exchange Plaza

                                 2 The Esplanade

                    Perth, Western Australia, AUSTRALIA 6000